Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Schedule of Share capital

	Number of common shares	Share capital
Balance at December 31, 2024	201,211,843	$1,744,341
Exercise of stock options	204,634	(1,253)
Shares issued to Orogen shareholders	5,633,629	125,311
NCIB purchase of common shares and ASPP	(518,300)	(3,576)
Balance at December 31, 2025	206,531,806	$1,864,823
Exercise of stock options	106,784	(9)
NCIB purchase of common shares and ASPP	(635,559)	(3,115)
Balance at June 30, 2026	206,003,031	$1,861,699